SPECIAL PURPOSE ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
SPECIAL PURPOSE ENTITIES
Schedule of the assets and liabilities of consolidated VIE

	Year Ended December 31,
	2020	2019
Energy storage systems, net	$1,463	$1,785
Deferred revenue, current	$283	$283
Deferred revenue, noncurrent	$1,047	$1,369
Other liabilities	$239	$307

Schedule of information about unconsolidated VIEs, accounted for under equity method investments

	SPV II	SPV III	SPV IV
Date formed	January 23, 2015	June 7, 2016	June 30, 2017
Initial ownership %	49%	50%	50%
Stem’s interest	100% of Class A shares	100% of Class B shares	100% of Class B shares
Initial distributions:
Class A	10% (Stem)	80% (Stem — 50%)	97.5%
Class B	90%	20% (Stem — 100%)	2.5% (Stem)

	December 31,
	2020	2019
Investment in SPV II	$—	$—
Investment in SPV III	487	695
Investment in SPV IV	257	148
Total equity method investments	$744	$843

	Year Ended December 31,
	2020	2019
Financing obligation, current portion	$14,914	$6,373
Financing obligation, noncurrent	$73,128	$74,640

	Year Ended December 31,
	2020	2019
Energy storage systems, net	$91,593	$98,358
Deferred revenue, current	$3,713	$3,507
Deferred revenue, noncurrent	$8,265	$6,302
Other liabilities	$3,178	$2,608